Accounts Receivable (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	$ (3,646)	$ (2,828,796)	$ 0
Additions charged to bad debt expense		(145,512)	(2,825,124)
Write-off of bad debt allowance	(15)	(89,851)	0
Disposal of Zhong Hai Shi Xun		2,880,811	0
Acquisition of WAG		0	(3,672)
Balance at the end of the year	$ (3,631)	$ (3,646)	$ (2,828,796)